Financial Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Financial Liabilities [Abstract]
Schedule of Amounts Related to Financial Liabilities	The Company has the following amounts related to financial liabilities (in thousands):
	December 31,
	2023	2022
Remaining loan balances	$2,063	$8,250
Remaining unamortized debt issuance costs	(138)	(1,062)
Financial liabilities, net	$1,925	$7,188

Schedule of Outstanding Promissory Notes Payable to Financial Liabilities	The Company has the following amounts related to financial and derivative liabilities at the dates indicated (in thousands):
	September 30, 2024	December 31, 2023
Remaining loan balances	$8,250	$2,063
Remaining unamortized debt issuance costs	(1,736)	(138)
Financial liabilities, net of issuance costs	$6,514	$1,925

Derivative liability	$666	$-